SCHEDULE OF BREAKDOWN OF NET REVENUES BY SEGMENTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
Segment Reporting Information [Line Items]
Net revenues	$ 15,783	$ 20,296		$ 19,279		$ 18,032
Cost of revenues	(11,292)	(14,521)		(14,085)		(13,666)
Gross profit	4,491	5,775		5,194		4,366
Significant expenses	4,015	5,165		5,224		3,356
Provision of expected credit loss				(55)		11
Interest income	106	136		194		175
Interest expense	(320)	(412)		(516)		(511)
Interest income	3,241	4,168
Other unallocated expense	(2,393)	(3,078)	[1]	(1,233)	[1]	(1,315)	[1]
Other (loss) income	634	814		(1,610)		(1,640)
Net income	2,517	3,236		32		519
Cleaning Systems and Other Equipment [Member]
Segment Reporting Information [Line Items]
Net revenues	9,728	12,510		11,979		10,991
Cost of revenues	(6,108)	(7,855)		(7,686)		(7,570)
Gross profit	3,620	4,655		4,293		3,421
Payroll expense	(1,403)	(1,804)		(2,069)		(1,104)
Other segment expenses	(766)	(985)		(874)		(657)
Significant expenses	(2,169)	(2,789)		(2,943)		(1,761)
Dishware Washing and General Cleaning Services [Member]
Segment Reporting Information [Line Items]
Net revenues	6,055	7,786		7,300		7,041
Cost of revenues	(5,184)	(6,666)		(6,399)		(6,096)
Gross profit	871	1,120		901		945
Payroll expense	(340)	(437)		(479)		(342)
Other segment expenses	(99)	(127)	[2]	(130)	[2]	(104)	[2]
Significant expenses	$ (439)	$ (564)		$ (609)		$ (446)

[1]	Other unallocated expenses include legal and professional fees, income tax expense, and change in fair value of financial instrument and exchange difference.
[2]	Other segment items include selling and marketing expenses and general and administrative expenses other than payroll expenses.